Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Balance Sheet
Balance Sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	249,586	18,243	2,796
Short-term investments	795,510	—	—
Prepayments and other current assets	141,230	146,138	22,397
Due from subsidiaries and related parties	965,477	1,414,977	216,854

Total current assets	2,151,803	1,579,358	242,047

Non-current assets
Long-term investments	1,007,897	492,714	75,512
Investment in subsidiaries	2,836,345	2,625,791	402,421

Total non-current assets	3,844,242	3,118,505	477,933

Total assets	5,996,045	4,697,863	719,980

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	26,583	22,893	3,510
Due to subsidiaries and related parties	933,466	754,136	115,576
Income tax payable	34,051	2,769	424

Total current liabilities	994,100	779,798	119,510

Deferred tax liabilities	69,401	39,830	6,104
Other non-current liabilities	266	130,854	20,054

Total non-current liabilities	69,667	170,684	26,158

Total liabilities	1,063,767	950,482	145,668

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 s hares authorized; 435,084,177 and 482,113,756 shares issued as of December 31, 2019 and 2020, respectively; 431,985,016 and 482,113,756 shares outstanding as of December 31, 2019 and 2020, respectively)	69	78	12
Class B ordinary shares (par value of US$0.000025 p er share; 1,400,000,000 s hares authorized; 957,985,982 and 957,465,244 shares issued as of December 31, 2019 and 2020, respectively; 946,017,565 and 945,496,827 shares outstanding as of December 31, 2019 and 2020, respectively)	156	156	24
Additional paid-in capital	2,649,342	2,726,619	417,873
Retained earnings	1,944,938	857,188	131,370
Accumulated other comprehensive income	337,773	163,340	25,033

Total shareholders’ equity	4,932,278	3,747,381	574,312

Total liabilities and shareholders’ equity	5,996,045	4,697,863	719,980

Condensed Comprehensive Income
Statements of Comprehensive income (loss)

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenues	14,525	—	—	—
Cost of revenues	(2,509)	(5)	—	—

Gross profit	12,016	(5)	—	—

Operating expenses
Research and development	545	(858)	(482)	(74)
General and administrative	(28,158)	(41,872)	(45,159)	(6,921)
Impairment of goodwill	—	(64,154)	—	—

Total operating expenses	(27,613)	(106,884)	(45,641)	(6,995)

Equity in profit (loss) of subsidiaries	632,055	(495,735)	(168,217)	(25,780)
Interest (expense) income, net	3,248	21,677	2,325	356
Foreign exchange (loss) gains, net	3,551	152	(315)	(48)
Other (loss) income, net	604,346	306,006	711,629	109,062

Income (loss) before income taxes	1,227,603	(274,789)	499,781	76,595

Income tax expenses	(60,694)	(39,188)	(83,049)	(12,729)

Net income (loss)	1,166,909	(313,977)	416,732	63,866

Other comprehensive (loss) income, net of tax of nil
Unrealized (losses) gains on available-for-sale securities, net	(3,716)	10,913	(7,250)	(1,111)
Foreign currency translation adjustments	168,814	77,556	(167,183)	(25,622)

Other comprehensive (loss) income	165,098	88,469	(174,433)	(26,733)

Total comprehensive income (loss)	1,332,007	(225,508)	242,299	37,133

Condensed Cash Flow Statement
Statements of Cash Flows

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	243	(15,258)	(2,186)	(335)
Net cash provided by investing activities	339,955	375,584	1,345,523	206,210
Net cash provided by (used in) financing activities	(526,532)	(494,055)	(1,453,285)	(222,726)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	66,054	64,769	(121,395)	(18,604)

Net increase (decrease) in cash, cash equivalents and restricted cash	(120,280)	(68,960)	(231,343)	(35,455)

Cash, cash equivalents and restricted cash at beginning of the year	438,826	318,546	249,586	38,251

Cash, cash equivalents and restricted cash at end of the year	318,546	249,586	18,243	2,796